Leases - Schedule of Balance Sheet Information Related to the Operating Lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating lease assets:
Operating lease right-of-use asset – related party	$ 1,543,063	$ 2,314,043
Operating lease right-of-use asset – third-party		16,005
Total operating lease assets	1,543,063	2,330,048
Operating lease obligations:
Operating lease liabilities – related party	1,538,942	2,222,516
Operating lease liabilities – third-party
Total operating lease obligations	1,538,942	2,222,516
Current operating lease liabilities	657,891	702,457
Non-current operating lease liabilities	881,051	1,520,059
Total operating lease obligations	$ 1,538,942	$ 2,222,516